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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number  811-05793
Invesco Municipal Income Opportunities Trust II

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/10

Item 1. Schedule of Investments.

Invesco Municipal Income Opportunities Trust II
(formerly known as Morgan Stanley Municipal Income Opportunities Trust II)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	MS-CE-MIO2-QTR-1 05/10	Invesco Advisers, Inc.

Invesco Municipal Income Opportunities Trust II*
Portfolio of Investments • May 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (103.7%)
	Alabama (1.1%)
$1,000	Colbert County-Northwest Alabama Health Care Authority, Helen Keller Hospital Ser 2003	5.75%	06/01/27	$948,080
375	Selma Industrial Development Board, Gulf Opportunity Zone Ser A	5.80	05/01/34	380,831

				1,328,911

	Arizona (2.5%)
600	Maricopa County Pollution Control Corp., Public Service Co., Ser 2009 A	6.00	05/01/29	633,660
1,125	Pima County Industrial Development Authority, Constellation Schools Ser 2008	7.00	01/01/38	1,057,241
800	Pima County Industrial Development Authority, Water & Wastewater Global Water Resources LLC Ser 2007 (AMT)	6.55	12/01/37	793,848
500	Pinal County Electrical District No. 4, Electric System Ser 2008	6.00	12/01/38	510,675

				2,995,424

	California (6.0%)
1,760	California County Tobacco Securitization Agency, Gold County Settlement Funding Corp. Ser 2006 (a)	0.00	06/01/33	208,014
320	California Municipal Finance Authority Educational Facility, High Tech High-Media Arts Ser 2008 A (b)	5.875	07/01/28	289,738
375	California Statewide Communities Development Authority, Aspire Public Schools Ser 2010	6.375	07/01/45	379,170
500	California Statewide Communities Development Authority, California Baptist University, Ser 2007 A	5.50	11/01/38	418,125
500	California Statewide Communities Development Authority, Lancer Educational Student Housing LLC Ser 2007	5.625	06/01/33	423,455
400	California Statewide Communities Development Authority, Thomas Jefferson School of Law Ser 2008 A	7.25	10/01/38	414,996
315	City of Alhambra, Atherton Baptist Homes Ser A	7.625	01/01/40	330,170
360	City of Bakersfield, Ser A (AGM) (c)	5.00	09/15/32	369,942
1,000	City of Carlsbad, Community Facilities District No. 3 Ser 2006	5.30	09/01/36	804,400
485	City of Palm Springs, Palm Spring Int’l Airport Ser 2006 (AMT)	5.55	07/01/28	429,259
375	County of Sacramento, Community Facilities District No. 5 Ser 2007 A	6.00	09/01/37	313,035
2,900	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	1,912,579
500	Quechan Indian Tribe of Fort Yuma, Indian Reservation Ser 2008	7.00	12/01/27	411,460
12,000	Silicon Valley Tobacco Securitization Authority, Santa Clara Tobacco Securitization Corp. Ser 2007 C (a)	0.00	06/01/56	126,720
6,780	Southern California Logistics Airport Authority, Ser 2008 A (a)	0.00	12/01/44	490,059

				7,321,122

	Colorado (4.1%)
1,000	Colorado Health Facilities Authority, Christian Living Communities Ser 2006 A	5.75	01/01/37	879,360
400	Colorado Health Facilities Authority, Christian Living Communities Ser 2009 A	8.25	01/01/24	423,928
35	Colorado Housing & Finance Authority, 1998 Ser B-3	6.55	05/01/25	36,348
1,420	Copperleaf Metropolitan District No. 2, Ser 2006	5.85	12/01/26	1,066,832

Invesco Municipal Income Opportunities Trust II*
Portfolio of Investments • May 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$2,000	Elk Valley Public Improvement Corporation Ser 2001 A	7.30%	09/01/22	$1,979,300
750	Northwest Metropolitan District No. 3, Ser 2005	6.25	12/01/35	586,717

				4,972,485

	District of Columbia (0.8%)
495	District of Columbia, Income Tax Secured Revenue Refg Ser 2009 B (c)	5.00	12/01/25	551,859
370	Metropolitan Washington Airports Authority, District of Columbia & Virginia, CaterAir International Corp. Ser 1991 (AMT) (d)	10.125	09/01/11	367,155

				919,014

	Florida (10.6%)
540	Brevard County Health Facilities Authority, Buena Vida Estates, Inc. Ser 2007	6.75	01/01/37	489,283
2,735	Broward County Professional Sports Facilities, Civic Arena Refg Ser 2006 A (CR) (AGM & AMBAC Insd) (c)	5.00	09/01/23	2,889,250
500	County of Alachua Industrial Development, North Florida Retirement Village, Ser 2007	5.25	11/15/17	489,280
700	County of Alachua Industrial Development, North Florida Retirement Village, Ser 2007	5.875	11/15/36	612,878
375	County of Alachua Industrial Development, North Florida Retirement Village, Ser 2007	5.875	11/15/42	323,509
975	Fiddlers Creek Community Development District No. 1 Ser 2005 (e)	6.00	05/01/38	370,305
495	Fountainbleau Lakes Community Development District Ser 2007 B	6.00	05/01/15	254,801
500	Grand Bay at Doral Community Development District Ser 2007 A	6.00	05/01/39	251,955
260	Miami Beach Health Facilities Authority, Mount Sinai Medical Center Refg Ser 2004	6.75	11/15/21	268,863
500	Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc. Ser 2005	5.70	07/01/26	448,910
1,000	Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc. Ser 2007	5.50	07/01/38	797,190
940	Orange County Health Facilities Authority, Westminister Community Care Services, Inc. Ser 1999	6.75	04/01/34	916,538
500	Pinellas County Health Facilities Authority, Oaks of Clearwater Ser 2004	6.25	06/01/34	507,205
950	Renaissance Commons Community Development District, 2005 Ser A	5.60	05/01/36	755,811
2,640	South Miami Health Facilities Authority, Baptist Health South Florida Obligated Group Ser 2007 (c)	5.00	08/15/32	2,660,486
600	Tolomato Community Development District, Special Assessment Ser 2007	6.55	05/01/27	519,036
370	University Square Community Development District, Ser A-1	5.875	05/01/38	332,937

				12,888,237

	Georgia (1.2%)
375	City of Atlanta, Beltline Ser 2009 B	7.375	01/01/31	382,718
800	City of Atlanta, Eastside Ser 2005 B	5.40	01/01/20	823,672
280	Clayton County Development Authority, Ser 2009 B (AMT)	9.00	06/01/35	291,715

				1,498,105

	Hawaii (2.3%)
1,140	Hawaii State, Ser 2008 DK (c)	5.00	05/01/23	1,271,736
375	Hawaii State Department of Budget & Finance, 15 Craigside Project Ser 2009 A	8.75	11/15/29	423,450

Invesco Municipal Income Opportunities Trust II*
Portfolio of Investments • May 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

$1,000	Hawaii State Department of Budget & Finance, Kahala Nui Ser 2003 A	8.00%	11/15/33		$1,069,880

					2,765,066

	Illinois (8.0%)
625	Bolingbrook, Will & Dupage Counties Special Service Area No. 2005-1 Ser 2005	5.90	03/01/27		514,394
1,000	City of Chicago, Lake Shore East Ser 2002	6.75	12/01/32		959,860
450	Hampshire Special Service Area No. 18 Ser 2007 A	6.00	03/01/44		347,499
450	Illinois Finance Authority, Elmhurst Memorial Healthcare Ser 2008 A	5.625	01/01/37		422,581
540	Illinois Finance Authority, Friendship Village of Schaumburg	7.00	02/15/38		535,351
1,000	Illinois Finance Authority, Landing at Plymouth Place Ser 2005 A	6.00	05/15/37		823,480
1,000	Illinois Finance Authority, Luther Oaks Ser 2006 A	6.00	08/15/39		833,320
1,000	Illinois Finance Authority, Montgomery Place Ser 2006 A	5.75	05/15/38		836,850
375	Illinois Finance Authority, Park Place Elmhurst Ser A	8.25	05/15/45		371,584
1,000	Illinois Finance Authority, Villa St Benedict Ser 2003 A-1 (f)	6.90	11/15/33		380,900
750	Illinois Health Facilities Authority, Smith Crossing Ser 2003 A	7.00	11/15/32		728,520
1,200	Illinois State Toll Highway Authority, Ser 2008 B (c)	5.50	01/01/33		1,309,832
500	Village of Bolingbrook, Sales Tax Ser 2005	6.25	01/01/24		314,890
988	Village of Pingree Grove Special Service Area No. 7, Cambridge Lakes Ser 2006-1	6.00	03/01/36		837,666
550	Will-Kankakee Regional Development Authority, Senior Estates Supportive Living Ser 2007 (AMT)	7.00	12/01/42		493,553

					9,710,280

	Indiana (0.7%)
375	City of Crown Point, Wittenberg Village Ser 2009 A	8.00	11/15/39		376,954
525	County of St. Joseph, Holy Cross Village at Notre Dame Ser 2006 A	6.00	05/15/38		478,207

					855,161

	Iowa (0.8%)
920	Iowa Finance Authority, Care Initiatives Ser 1996	9.25	07/01/11	(g)	1,023,307
	Kansas (2.1%)
525	City of Olathe, Catholic Care Ser 2006 A	6.00	11/15/38		470,615
1,995	Overland Park Development Corp., Convention Center Hotel Ser 2000 A	7.375	01/01/11	(g)	2,095,987

					2,566,602

	Louisiana (1.9%)
744	Lakeshore Villages Master Community Development District, Special Assessment Ser 2007	5.25	07/01/17		451,273
600	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Refg Ser 2007 (b)	6.375	12/01/34		584,418
500	Parish of St John Baptist, Marathon Oil Corp. Ser 2007 A	5.125	06/01/37		479,065
750	Tobacco Settlement Financing Corp., Ser 2001B	5.875	05/15/39		736,163

					2,250,919

	Maine (0.4%)
500	Town of South Berwick, Berwick Academy Ser 1998	5.55	08/01/23		500,425

	Maryland (3.4%)
1,982	City of Annapolis, Park Place Ser 2005 A	5.35	07/01/34		1,647,696

Invesco Municipal Income Opportunities Trust II*
Portfolio of Investments • May 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$1,000	City of Westminster, Caroll Lutheran Village Inc. 2004 Ser A	6.25%	05/01/34	$890,720
1,000	Marlyland Economic Development Corp., Chesapeake Bay Conference Center Ser 2006 A	5.00	12/01/31	732,700
500	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Ser 2007 A	5.30	01/01/37	361,000
500	Maryland Industrial Development Financing Authority, Our Lady of Good Counsel High School Ser 2005 A	6.00	05/01/35	482,450

				4,114,566

	Massachusetts (3.8%)
360	Commonwealth of Massachusetts, Ser A (AMBAC Insd) (c)	5.50	08/01/30	432,029
500	Massachusetts Development Finance Agency, Evergreen Center Ser 2005	5.50	01/01/35	441,780
375	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility Ser 2007 A	5.75	11/15/42	271,515
1,500	Massachusetts Development Finance Agency, Loomis Communities Ser 1999 A	5.75	07/01/23	1,446,480
1,205	Massachusetts Development Finance Agency, New England Center for Children Ser 1998	5.875	11/01/18	1,141,858
375	Massachusetts Development Finance Agency, The Groves in Lincoln Facility Ser 2009 B-2	7.75	06/01/39	387,368
375	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser 2002 K (c)	5.50	07/01/32	463,296

				4,584,326

	Michigan (1.1%)
450	Dearborn Economic Development Corp., Henry Ford Village, Inc. Refg Ser 2008	7.00	11/15/28	423,841
375	Michigan Strategic Fund, Limited Obligation Revenue Ser 2003 A-1 (AMT)	6.75	12/01/28	419,554
700	Michigan Tobacco Settlement Finance Authority Ser 2007 A	6.00	06/01/48	523,565

				1,366,960

	Minnesota (1.8%)
350	City of Brooklyn Park, Prairie Seeds Academy Ser 2009 A	9.25	03/01/39	385,217
750	City of Buffalo, Central Minnesota Senior Housing Ser 2006 A	5.50	09/01/33	662,228
600	City of Minneapolis Health Care System, Fairview Health Services Ser 2008 A	6.75	11/15/32	673,488
500	City of North Oaks, Presbyterian Homes of North Oaks Ser 2007	6.125	10/01/39	493,580

				2,214,513

	Mississippi (0.3%)
400	Mississippi Business Finance Corp., System Energy Resources, Inc. Ser 1998	5.875	04/01/22	401,036
	Missouri (2.9%)
450	Branson Regional Airport Transportation Development District Ser 2007 B (AMT)	6.00	07/01/37	235,742
2,000	City of Des Peres, West County Center Ser 2002	5.75	04/15/20	1,929,800
375	Kirkwood Industrial Development Authority, Aberdeen Heights Ser 2010 A	8.25	05/15/39	377,250
80	Missouri Housing Development Commission, Homeownership GNMA/FNMA Collateralized 2000 Ser A-1 (AMT)	7.50	03/01/31	85,067
500	St Louis County Industrial Development Authority, Ranken-Jordan Refg Ser 2007	5.00	11/15/22	460,250

Invesco Municipal Income Opportunities Trust II*
Portfolio of Investments • May 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$500	St Louis County Industrial Development Authority, St Andrews Resources for Seniors Ser 2007 A	6.375%	12/01/41	$431,145

				3,519,254

	Nevada (1.9%)
675	City of Henderson, Local Improvement District No. T-18 Ser 2006	5.30	09/01/35	305,222
600	City of Sparks, Local Improvement District No. 3 Ser 2008	6.50	09/01/20	591,990
945	County of Clark Special Improvement District No. 142, Mountain’s Edge Ser 2003	6.375	08/01/23	905,546
1,000	Director of the State of Nevada, Department of Business & Industry, Las Vegas Monorail 2nd Tier Ser 2000 (f)	7.375	01/01/40	2,500
450	Las Vegas Redevelopment Agency, Tax Increment Ser 2009 A	8.00	06/15/30	524,781

				2,330,039

	New Hampshire (0.3%)
375	New Hampshire Business Finance Authority, Huggins Hopsital Ser 2009	6.875	10/01/39	379,069

	New Jersey (4.0%)
375	New Jersey Economic Development Authority, Continental Airlines, Inc. Ser 1999 (AMT)	6.25	09/15/19	356,456
2,000	New Jersey Economic Development Authority, Franciscan Oaks Ser 1997	5.75	10/01/23	1,869,860
710	New Jersey Economic Development Authority, Lions Gate Ser 2005 A	5.75	01/01/25	634,392
500	New Jersey Economic Development Authority, The Presbyterian Home at Montgomery Ser 2001 A	6.375	11/01/31	449,595
1,000	New Jersey Economic Development Authority, United Methodist Homes of New Jersey Ser 1998	5.125	07/01/25	867,920
540	New Jersey Health Care Facilities Financing Authority, Raritan Bay Medical Center Ser 1994 (h)	7.25	07/01/27	431,465
225	Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	190,159

				4,799,847

	New Mexico (0.7%)
1,150	Mariposa East Public Improvement District, Ser 2006	6.00	09/01/32	894,804

	New York (4.4%)
550	Brooklyn Arena Local Development Corp., Barclays Center Ser 2009 (a)	0.00	07/15/35	106,524
3,750	Brooklyn Arena Local Development Corp., Barclays Center Ser 2009 (a)	0.00	07/15/46	282,150
1,740	Dutchess County Industrial Development Agency, St Francis Hospital Refg Ser 2004 A	7.50	03/01/29	1,745,324
1,000	Mount Vernon Industrial Development Agency, Meadowview at the Wartburg Ser 1999	6.15	06/01/19	988,450
550	Nassau County Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside Project Ser 2007 A	6.50	01/01/27	547,200
860	New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.50	03/01/35	861,557
450	New York City Industrial Development Agency, Polytechnic University Refg Ser 2007 (ACA Insd)	5.25	11/01/37	407,641
1,000	New York Liberty Development Corp., National Sports Museum, Ser 2006 A (f)	6.125	02/15/19	10

Invesco Municipal Income Opportunities Trust II*
Portfolio of Investments • May 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$375	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Ser 2008 (AMT) (b)	6.625%	10/01/35	$377,273

				5,316,129

	North Carolina (0.3%)
400	North Carolina Medical Care Commission Health Care Facilities, Pennybyrn at Maryfield Ser 2005 A	6.125	10/01/35	308,200

	Ohio (3.0%)
1,700	Buckeye Tobacco Settlement Financing Authority, Asset-Backed Ser 2007 A-2	5.875	06/01/30	1,377,051
600	City of Centerville Health Care, Bethany Lutheran Village Ser 2007 A	6.00	11/01/38	526,374
700	County of Cuyahoga Health Care & Independent Living Facilities, Eliza Jennings Senior Care Ser 2007 A	5.75	05/15/27	603,617
350	County of Tuscarawas Hospital Facilities, The Twin City Hospital Ser 2007	6.35	11/01/37	320,421
375	Ohio Air Quality Development Authority, Pollution Control-Firstenergy Ser 2009	5.625	06/01/18	406,935
450	Toledo-Lucas County Port Authority, Crocker Park Ser 2003	5.375	12/01/35	394,929

				3,629,327

	Oklahoma (2.0%)
550	Chickasawa Nation Health Systems Ser 2007 (b)	6.25	12/01/32	556,501
450	Citizen Potawatomi Nation Senior Tax Revenue, Ser 2004 A	6.50	09/01/16	441,225
1,000	Oklahoma Development Finance Authority, Comanche County Hospital Ser 2000 B	6.60	07/01/31	1,018,510
375	Tulsa County Industrial Authority, Montereau Inc. Ser 2010 A	7.25	11/01/45	371,197

				2,387,433

	Pennsylvania (6.7%)
1,200	Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375	11/15/40	955,644
500	Allegheny County Redevelopment Authority, Pittsburgh Mills Ser 2004	5.60	07/01/23	464,445
1,000	Bucks County Industrial Development Authority, Ann’s Choice Ser 2005 A	6.25	01/01/35	924,590
2,790	Chester County Industrial Development Authority, RHA/PA Nursing Home, Inc. Ser 1989 (h)	8.50	05/01/32	2,851,240
750	Harrisburg Authority, Harrisburg University of Science & Technology Ser 2007 B	6.00	09/01/36	661,170
1,000	Montgomery County Industrial Development Authority, Whitemarsh Community Ser 2005	6.25	02/01/35	751,870
300	Pennsylvania Economic Development Financing Authority, Reliant Energy, Inc. Ser 2001 A (AMT)	6.75	12/01/36	310,116
1,125	Pennsylvania Intergovernmental Cooperative Authority, Philadelphia Funding Project Ser 2009 (c)	5.00	06/15/21	1,267,995

				8,187,070

	Puerto Rico (0.3%)
1,500	Puerto Rico Sales Tax Financing Corp., Ser A (a)	0.00	08/01/34	345,135

	South Carolina (1.9%)
1,000	City of Myrtle Beach, Myrtle Beach Air Force Base Ser 2006	5.25	10/01/26	738,330
250	County of Georgetown, Environment Improvement Revenue, International Paper Co. Ser 2000 A	5.95	03/15/14	274,102
1,000	South Carolina Jobs-Economic Development Authority, Wesley Commons Ser 2006	5.125	10/01/26	839,220

Invesco Municipal Income Opportunities Trust II*
Portfolio of Investments • May 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

$575	South Carolina Jobs-Economic Development Authority, Woodlands at Furman Ser 2007 A	6.00%	11/15/37		$421,159

					2,272,811

	Tennessee (2.5%)
800	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance Ser 2006 A	5.50	07/01/31		787,208
1,000	Shelby County Health, Educational & Housing Facilities Board, Trezevant Manor Ser 2006 A	5.75	09/01/37		883,880
1,000	Shelby County Health, Educational & Housing Facilities Board, Village at Germantown Ser 2003 A	7.25	12/01/34		967,260
375	Trenton Health & Educational Facilities Board, Ser 2009	9.25	04/01/39		389,122

					3,027,470

	Texas (9.6%)
450	Alliance Airport Authority, Federal Express Corp. Refg Ser 2006 (AMT)	4.85	04/01/21		449,595
500	Austin Convention Enterprises, Inc., Convention Center Hotel Ser 2006 B (b)	5.75	01/01/34		431,890
350	Brazos River Harbor Navigation District, The Dow Chemical Project Ser 2002A-4 (AMT)	5.95	05/15/33		349,510
375	Capital Area Cultural Education Facilities Finance Corp., Roman Catholic Diocese Ser B	6.125	04/01/45		378,686
375	Clifton Higher Education Finance Corp., Ser A	6.25	12/01/45		376,429
1,000	Decatur Hospital Authority, Wise Regional Health Ser 2004 A	7.125	09/01/34		1,005,950
1,000	HFDC of Central Texas, Inc., Legacy at Willow Bend, Ser 2006 A	5.75	11/01/36		807,400
375	HFDC of Central Texas, Inc., Ser 2009 A	7.75	11/15/44		378,604
375	Houston Airport System Special Facilities, Continental Airlines, Inc. Ser 2001 E (AMT)	6.75	07/01/21		372,604
375	Houston Airport System Special Facilities, Continental Airlines, Inc. Ser 2001 E (AMT)	6.75	07/01/29		371,677
1,000	Houston Health Facilities Development Corp., Buckingham Senior Living Community Ser 2004 A	7.125	02/15/14	(g)	1,205,740
1,000	Lubbock Health Facilities Development Corp., Carillon Ser 2005 A	6.50	07/01/26		971,790
565	Tarrant County Cultural Education Facilities Finance Corp., Mirador Ser 2010 A	8.125	11/15/39		566,000
400	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp., Edgemere Ser 2006 A	6.00	11/15/36		385,624
2,705	Texas Department of Housing & Community Affairs, Ser 2007 B (AMT) (c)	5.15	09/01/27		2,788,974
375	Texas Private Activity Bond Surface Transportation Corp., Senior Lien Ser 2009	6.875	12/31/39		395,839
375	Travis County Health Facilities Development Corp., Westminster Manor Ser 2010	7.00	11/01/30		380,790

					11,617,102

	Utah (0.5%)

650	County of Emery Environmental Improvement, Pacificorp Ser 1996 (AMT)	6.15	09/01/30		649,981
	Virginia (5.3%)
4,419	Chesterfield County Industrial Development Authority, Brandermill Woods Ser 1998	6.50	01/01/28		3,959,429
2,250	Peninsula Ports Authority of Virginia, Baptist Homes Ser 2006 C	5.40	12/01/33		1,518,592
500	Peninsula Town Center Community Development Authority Ser 2007	6.45	09/01/37		490,505

Invesco Municipal Income Opportunities Trust II*
Portfolio of Investments • May 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$450	Virginia Small Business Financing Authority, Hampton Ser 2009	9.00%		07/01/39	$471,749

					6,440,275

	Washington (2.4%)
375	King County Public Hospital District No. 4, Snoqualime Valley Hospital Ser 2009	7.25		12/01/38	389,681
600	Port of Seattle Industrial Development Corp., Northwest Airlines, Inc. Ser 2001 (AMT)	7.25		04/01/30	599,946
450	Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Ser 2008	7.375		03/01/38	502,335
2,000	Washington Housing Finance Commission, Skyline at First Hill Ser 2007 A	5.625		01/01/38	1,387,440

					2,879,402

	West Virginia (0.6%)
750	West Virginia Hospital Finance Authority, Thomas Health System, Inc. Ser 2008	6.50		10/01/38	729,135

	Wisconsin (1.5%)
1,250	Wisconsin Health & Educational Facilities Authority, Beaver Dam Community Hospital Ser 2004 A	6.75		08/15/34	1,258,000
575	Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc. Ser 2009	6.375		02/15/29	626,008

					1,884,008

	Total Tax-Exempt Municipal Bonds (Cost $135,497,840)				125,872,950

	Short-Term Tax-Exempt Municipal Obligations (0.6%)
	New Hampshire (0.4%)
500	New Hampshire Health & Education Facilities Authority, Ser 2006 B-1 (Demand 06/01/10) (Cost $500,000)	0.30	(i)	07/01/33	500,000

	South Carolina (0.2%)
200	South Carolina Educational Facilities Authority, Ser 2006 B (Demand 06/01/10) (Cost $200,000)	0.29	(i)	10/01/39	200,000

	Total Short-Term Tax-Exempt Municipal Obligations (Cost $700,000)				700,000

	Total Investments (Cost $136,197,840) (j)(k)			104.3%	126,572,950
	Other Assets in Excess of Liabilities			1.7	2,021,198
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.29% to 0.36% at 05/31/10 and contractual maturities of collateral ranging from 06/15/21 to 01/01/33 (l)			(6.0)	(7,257,000)

	Net Assets			100.0%	$121,337,148

AMT	Alternative Minimum Tax.

CR	Custodial Receipts.

(a)	Capital appreciation bond.

(b)	Resale is restricted to qualified institutional investors.

(c)	Underlying security related to inverse floater entered into by the Fund.

(d)	Joint exemption.

(e)	Illiquid security. Resale is restricted to qualified institutional investors.

(f)	Illiquid security. Security in default.

(g)	Prefunded to call date shown.

(h)	Illiquid security.

(i)	Current coupon of variable rate demand obligation.

(j)	Securities have been designated as collateral in connection with inverse floating rate municipal obligations.

(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Invesco Municipal Income Opportunities Trust II*
Portfolio of Investments • May 31, 2010 (unaudited) continued

(l)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At May 31, 2010, Fund investments with a value of $14,005,399 are held by the Dealer Trusts and serve as collateral for the $7,257,000 in floating rate note obligations outstanding at that date.
Bond Insurance:

ACA	ACA Financial Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

Invesco Municipal Income Opportunities Trust II*
Notes to Financial Statements • May 31, 2010 (unaudited)
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MAY 31, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Tax-Exempt Municipal Bonds	$125,872,950	$—	$125,872,950	$—
Short-Term Tax-Exempt Municipal Obligations	700,000	—	700,000	—

Total	$126,572,950	$—	$126,572,950	$—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of May 31, 2010, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call

Invesco Municipal Income Opportunities Trust II*
Notes to Financial Statements • May 31, 2010 (unaudited) continued
provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley (the “Transaction”). In contemplation of the Transaction, at a Special Meeting of Shareholders held on April 16, 2010, shareholders of the Fund approved a new Board of Trustees, a new investment advisory agreement with Invesco Advisers, Inc., a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates. At that Special Meeting of Shareholders, the Fund’s shareholders approved all proposals. Thus, effective June 1, 2010, the Fund’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. In addition, effective June 17, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Fund.

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Municipal Income Opportunities Trust II

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: July 30, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: July 30, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: July 30, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.